Government grants (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Government Grants [Abstract]
Property plant, and equipment, government assistance	$ 0	$ 5
Cost of sales, government assistance	$ 9	$ 8